Gold Bonds	6 Months Ended
Jun. 30, 2011
Gold Bonds
Gold Bonds

12.  Gold Bonds:

The following provides a rollforward of the Gold Bonds and related discounts for the six months ended June 30, 2011:

		Discount
		Transaction	Embedded
	Gold Bonds	Costs	Derivative	Total
Balance, beginning of the period	$ 10,875,000	$ (643,900)	$ (372,000)	$ 9,859,100
Issuances	-	-	-	-
Payments	(1,812,500)	-	-	(1,812,500)
Amortization	-	189,900	109,700	299,600
Balance, end of the period	9,062,500	(454,000)	(262,300)	8,346,200
Less: gold bonds - current				3,182,200

Gold bonds - non-current				$ 5,164,000

The following provides a rollforward of the Gold Bonds and related discounts for the twelve months ended December 31, 2010:

		Discount
		Transaction	Embedded
	Gold Bonds	Costs	Derivative	Total
Balance, beginning of the period	$ 14,500,000	$ (1,122,100)	$ (648,500)	$ 12,729,400
Issuances	-	-	-	-
Payments	(3,625,000)	-	-	(3,625,000)
Amortization	-	478,200	276,500	754,700
Balance, end of the period	10,875,000	(643,900)	(372,000)	9,859,100
Less: gold bonds - current				3,078,100

Gold bonds - non-current				$ 6,781,000

On December 9, 2009, the Company closed a private placement of $14.5 million of Gold Bonds. The Gold Bonds will mature on December 31, 2013 and have an interest rate of 10 percent. The Gold Bonds will be redeemed in sixteen quarterly installments equivalent to the market value of approximately 814 ounces of gold per quarter based on a closing gold price approximately ten trading days prior to the end of each quarter paid in cash. The Gold Bond Financing limits the Company's hedge position to 50 percent of the future estimated consolidated gold production and required the Company to provide a negative pledge to not create any further indebtedness at the Briggs Mine, subject to certain permitted exceptions.

The Company recorded an initial discount on the Gold Bonds of $1.8 million. The discount was comprised of $1.2 million of transaction costs associated with the Gold Bonds and the $0.7 million initial fair value of the embedded derivative. The discount is amortized using the effective interest method and was $0.2 million and $0.2 million during the three months ended June 30, 2011 and 2010. The derivative liability recorded related to the Gold Bond amounted to $2.8 million and $2.5 million as of June 30, 2011 and December 31, 2010.

The embedded derivative has been separated from the gold bonds and is the result of the gold bonds being amortized by delivering 13,028 ounces of gold over 16 equal quarterly payments. The fair value of the embedded derivative fluctuates with changes in the price of gold and changes in the forward price of gold (see note 8). The initial fair value of the embedded derivative was discounted at the Company's assumed borrowing rate of 12 percent. The change in fair value of the embedded derivative was a loss of $0.2 million and $1.3 million for the three months ended June 30, 2011 and 2010, which was recorded in the consolidated statements of operations in unrealized loss on derivatives. Realized losses related to the quarterly payments during the three months ended June 30, 2011 and 2010 resulted in losses of $0.3 million and $0.1 million, which were recorded in the consolidated statements of operations in realized losses on derivatives.

Total interest expense recorded related to the Gold Bonds was $0.4 million and $0.6 million for the three months ended June 30, 2011 and 2010, none of which was capitalized.